Operating assets and liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Operating assets and liabilities	Operating assets and
liabilities
3.1 Intangible assets

Amortisation
DKK million	2025	2024	2023
Cost of goods sold	5,266	1,400	982
Sales and distribution costs	—	—	9
Research and development costs	1,048	931	649
Administrative costs	29	14	41
Other operating income and expenses	186	167	153
Total amortisation	6,529	2,512	1,834

Impairment losses and reversals
DKK million	2025	2024	2023
Cost of goods sold	12	—	—
Research and development costs	2,742	7,912	1,108
Other operating income and expenses	6	1,601	306
Total impairment losses and reversals	2,760	9,513	1,414

DKK million	Intellectual property rights and know-how	Software and other intangibles	Total intangible assets
2025
Cost at the beginning of the year	106,709	6,402	113,111
Additions during the year	28,719	528	29,247
Disposals during the year	—	(52)	(52)
Effect of exchange rate adjustment	(663)	(178)	(841)
Cost at the end of the year	134,765	6,700	141,465
Amortisation and impairment losses at the beginning of the year	19,873	2,434	22,307
Amortisation for the year	6,211	318	6,529
Impairment losses for the year	2,708	52	2,760
Amortisation and impairment losses reversed on disposals during the year	—	(52)	(52)
Effect of exchange rate adjustment	(252)	(35)	(287)
Amortisation and impairment losses at the end of the year	28,540	2,717	31,257
Carrying amount at the end of the year	106,225	3,983	110,208
2024
Cost at the beginning of the year	60,745	5,584	66,329
Additions from acquisition of businesses (note 5.3)[1]	41,154	90	41,244
Additions during the year	4,165	710	4,875
Disposals during the year	(213)	(70)	(283)
Effect of exchange rate adjustment	858	88	946
Cost at the end of the year	106,709	6,402	113,111
Amortisation and impairment losses at the beginning of the year	8,225	2,162	10,387
Amortisation for the year	2,257	255	2,512
Impairment losses for the year	9,441	72	9,513
Amortisation and impairment losses reversed on disposals during the year	(213)	(70)	(283)
Effect of exchange rate adjustment[1]	163	15	178
Amortisation and impairment losses at the end of the year	19,873	2,434	22,307
Carrying amount at the end of the year	86,836	3,968	90,804
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024.
Intellectual property rights and know-how
Intellectual property rights and know-how with a carrying value of DKK 106,225 million
(DKK 86,836 million in 2024), comprise intellectual property and licenses related mainly to marketed products, know-how attributable to manufacturing, products and technologies in development as well as technologies used in the research and development phase. Intangible assets not yet available for use amount to
DKK 47,079 million (DKK 23,893 million in 2024) and relate to intellectual property rights, software and other intangibles.
Know-how with a carrying value of DKK 36,834 million (DKK 40,944 million in 2024), and a remaining useful life of 9 years (10 years in 2024), is recognised in the acquisition of three fill-finish sites in 2024 and is primarily attributable to the documented processes and systems for efficient and large-scale production of GLP-1 products as well as know-how to expand capacity in an efficient way. Products and technologies in development include efruxifermin, a clinical stage drug candidate for the treatment of compensated cirrhosis due to MASH, with a carrying value of
DKK 23,478 million. Intellectual property and licenses related to marketed products include Rybelsus® with a carrying value of DKK 4,887 million (DKK 5,453 million in
2024) and a remaining useful life of 9 years (10 years in 2024). Technologies used in the research and development phase include a RNAi technology platform with a carrying value of DKK 9,172 million (DKK 9,530 million in 2024), with a remaining estimated useful life of 19 years (20 years in 2024).
Impairment losses on intellectual property rights
Impairment losses on intellectual property rights amounted to DKK 2,708 million in
2025 (DKK 9,441 million in 2024). There were no individually material impairment losses recognised in 2025. The single-largest impairment loss recognised in 2024 amounted to DKK 5,650 million arising from the impairment of ocedurenone~~.~~ The impairment loss in 2024 is linked to the termination of a phase 3 trial with ocedurenone which failed to meet its primary endpoints, hence the recoverable amount was estimated to nil. The impairment loss is recognised in research and development costs in the segment Obesity and Diabetes care.
KEY ACCOUNTING ESTIMATES IN DETERMINING FAIR VALUES OF INTANGIBLE
ASSETS IN IMPAIRMENT REVIEWS
Intangible assets not yet available for use are tested for impairment at least annually or when indicators of impairment are identified. Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Factors considered material that could trigger an impairment test include the following:
•Development of a competing drug
•Realised sales trending below predicted sales
•Changes or anticipated changes in participation rates or reimbursement policies
•Inconsistent or unfavourable clinical readouts
•Changes in the legal framework covering patents, rights and licences
•Advances in medicine and/or technology that affect the medical treatments
•Adverse impact on reputation and/or brand names
•Changes in the economic lives of similar assets
•Relationship to other intangible assets or property, plant and equipment
Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows. The discount rate used is based on the Group
WACC, adjusted where appropriate, to reflect the risk of the specific asset tested. Fair value is determined using largely unobservable inputs. Accordingly, the valuation technique and inputs used to measure fair value are classified as level 3 in the fair value hierarchy. An impairment loss is recognised when the carrying amount of intangible assets exceeds the recoverable amount. Impairments on intangible assets are reviewed at each reporting date for possible reversal.
ACCOUNTING POLICIES
Research and development projects
Internal and subcontracted research costs are fully charged to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, development costs are expensed until regulatory approval is obtained or is probable; refer to note 2.3.
Payments to third parties under collaboration and licence agreements are assessed for the substance of their nature. Payments which represent subcontracted research and development work are expensed as the services are received. Payments which represent transfer of rights of intellectual property are capitalised.
For acquired research and development projects, and intellectual property rights, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition.
Subsequent milestone payments payable on achievement of a contingent event (e.g., commencement of phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.
Recognition and measurement
Intangible assets acquired separately are initially measured at cost and are subsequently measured at cost less any accumulated amortisation and any impairment loss. Identifiable intangible assets acquired in a business combination are initially measured at fair value.
Amortisation of intellectual property rights is based on the straight-line method over the estimated useful life. This corresponds to the legal duration or the economic useful life depending on which is shorter, and not exceeding 25 years in either case.
The amortisation of intellectual property rights commences after regulatory approval has been obtained or when assets are put in use.
Amortisation of know-how, which arises from business combinations, is based on the straight-line method over the estimated useful life of 10 years corresponding to the period in which economic benefits are expected to be realised.
Amortisation of software is based on the straight-line method over the estimated useful life of 3-15 years. The amortisation commences when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by Management.
3.2 Goodwill

DKK million	2025	2024
Cost at the beginning of the year	20,017	4,464
Additions during the year[1]	—	15,275
Effect of exchange rate adjustment	(172)	278
Cost at the end of the year	19,845	20,017
Carrying amount at the end of the year	19,845	20,017
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.
Impairment review of goodwill
Goodwill is allocated to the segments Obesity and Diabetes care by DKK 19,373 million
(DKK 19,545 million in 2024) and to Rare Disease by DKK 472 million (DKK 472 million in 2024). The annual impairment review showed that the recoverable amount significantly exceeds the carrying amount of the cash-generating units to which goodwill was allocated.
Goodwill is monitored for impairment at the operating segment level, which is the lowest level CGU to which consolidated goodwill is allocated and monitored by Management.
CGUs are therefore defined as Novo Nordisk's operating segments, Obesity and Diabetes care and Rare disease. Goodwill is allocated to operating segments based on expected future cash flow from products utilising the synergies. The recoverable amount is estimated based on fair value, with fair value being estimated at net present value using an income-approach. The applied post-tax discount rates are 7.0% (Pre-tax discount rate of 8.3%). Cash flow projections are based on budgets approved by Management and cover a five-year forecast period, supplemented by a terminal value to reflect cash flows beyond this period.
The key estimations relate to volume of market share, growth rates, pricing, development of new markets and the success rate for introducing new products and treatments. Assumptions are affected by external factors such as market and generic competition, and price regulation. Key assumptions reflect past experience adjusted for market specific risks or expected changes. Fair value is determined using largely unobservable inputs.
3.3 Property, plant and equipment

Depreciation
DKK million	2025	2024	2023
Cost of goods sold	4,703	3,799	3,522
Sales and distribution costs	560	487	500
Research and development costs	1,439	1,120	1,053
Administrative costs	586	554	354
Other operating income and expenses	849	73	26
Total depreciation	8,137	6,033	5,455
Of which related to leased assets	1,671	1,500	1,251

Impairment losses and reversals
DKK million	2025	2024	2023
Cost of goods sold	2,714	962	446
Sales and distribution costs	5	9	4
Research and development costs	1,588	78	260
Other operating income and expenses	249	—	—
Total impairment losses and reversals	4,556	1,049	710
Of which related to leased assets	216	9	—

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2025
Cost at the beginning of the year	61,374	57,039	10,166	85,497	214,076
Additions during the year	5,127	1,877	1,222	56,776	65,002
Disposals during the year	(392)	(509)	(647)	(3,612)	(5,160)
Transfer and reclassifications	2,287	3,564	762	(6,613)	—
Effect of exchange rate adjustment	(2,837)	(1,951)	(390)	(1,426)	(6,604)
Cost at the end of the year	65,559	60,020	11,113	130,622	267,314
Depreciation and impairment losses at the beginning of the year	20,704	25,558	6,134	—	52,396
Depreciation for the year	3,438	3,382	1,317	—	8,137
Impairment losses for the year	401	400	180	3,575	4,556
Depreciation and impairment losses reversed on disposals during the year	(321)	(371)	(589)	(3,575)	(4,856)
Effect of exchange rate adjustment	(565)	(493)	(239)	—	(1,297)
Depreciation and impairment losses at the end of the year	23,657	28,476	6,803	—	58,936
Carrying amount at the end of the year	41,902	31,544	4,310	130,622	208,378
2024
Cost at the beginning of the year	48,990	40,951	8,979	39,663	138,583
Additions from acquisition of businesses (note 5.3)[1]	5,937	12,325	276	6,104	24,642
Additions during the year	3,789	872	874	46,650	52,185
Disposals during the year	(632)	(1,305)	(547)	(524)	(3,008)
Transfer and reclassifications	2,342	3,602	509	(6,453)	—
Effect of exchange rate adjustment	948	594	75	57	1,674
Cost at the end of the year	61,374	57,039	10,166	85,497	214,076
Depreciation and impairment losses at the beginning of the year	18,325	23,834	5,463	—	47,622
Depreciation for the year	2,786	2,099	1,148	—	6,033
Impairment losses for the year	43	474	8	524	1,049
Depreciation and impairment losses reversed on disposals during the year	(563)	(918)	(538)	(524)	(2,543)
Effect of exchange rate adjustment	113	69	53	—	235
Depreciation and impairment losses at the end of the year	20,704	25,558	6,134	—	52,396
Carrying amount at the end of the year	40,670	31,481	4,032	85,497	161,680
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024.
Novo Nordisk mainly leases office buildings, warehouses, laboratories and vehicles.
The right-of-use asset is presented in property, plant and equipment and the lease liability in borrowings.

Leased property, plant and equipment
DKK million	2025	2024
Land and buildings	7,600	6,067
Other equipment	881	775
Total	8,481	6,842
The total cash outflow for leases amounted to DKK 2,447 million (DKK 2,211 million in 2024 and DKK 2,022 million in 2023). Refer to note 4.6 for a maturity analysis of lease payments and 5.2 for commitments not recognised in the balance sheet related to leases.
ACCOUNTING POLICIES
Property, plant and equipment is measured at historical cost less accumulated depreciations and any impairment losses. The cost of self-constructed assets includes costs directly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo
Nordisk, and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful life of the assets (buildings: 10-50 years, plant and machinery: 5-25 years and other equipment: 3-10 years. Land is not depreciated), unless another depreciation method better reflects how future economic benefits are expected to be consumed. Climate-related matters, including the commitment to reach net zero emissions, were considered when estimating the useful lives of property, plant and equipment.
Depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by
Management. The asset's residual value and useful life is reviewed and adjusted, if appropriate, at the end of each reporting period. If an asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount.
Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.
For contracts which are, or contain, a lease, a right-of-use asset and a lease liability is recognised. Right-of-use assets are initially measured at cost, being the initial amount of the lease liability. Right-of-use assets are subsequently depreciated using the straight-line method over the lease term. The lease term comprises the non-
cancellable period of a lease, together with periods covered by extension options if these are reasonably certain to be exercised.
3.4 Inventories

DKK million	2025	2024
Raw materials	17,436	13,369
Work in progress	25,858	22,335
Finished goods	11,990	8,873
Total inventories (gross)	55,284	44,577
Write-downs at year-end	(5,661)	(3,728)
Total inventories (net)	49,623	40,849
Indirect production costs included in work in progress and finished goods	18,867	15,082
Share of total inventories (net)	38%	37%
Movements in inventory write-downs:
Write-downs at the beginning of the year	3,728	2,514
Write-downs during the year	4,272	2,660
Utilisation of write-downs	(2,046)	(1,401)
Reversal of write-downs	(293)	(45)
Write-downs at the end of the year	5,661	3,728
All write-downs in both 2025 and 2024 relate to fully impaired inventory.
ACCOUNTING POLICIES
Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance, etc. If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.
Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalised but immediately written down, until there is a high probability of regulatory approval for the product. The cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.
3.5 Trade receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2025
Not yet due	70,034	(1,244)	68,790
1-90 days	1,813	(141)	1,672
91-180 days	295	(76)	219
181-270 days	212	(37)	175
271-360 days	114	(114)	—
More than 360 days past due	375	(375)	—
Trade receivables	72,843	(1,987)	70,856
2024
Not yet due	71,245	(1,049)	70,196
1-90 days	1,452	(230)	1,222
91-180 days	415	(110)	305
181-270 days	328	(102)	226
271-360 days	341	(341)	—
More than 360 days past due	295	(295)	—
Trade receivables	74,076	(2,127)	71,949

Allowance for doubtful trade receivables
DKK million	2025	2024
Carrying amount at the beginning of the year	2,127	1,794
Reversal of allowance on realised losses	(70)	(70)
Net movement recognised in income statement	44	445
Effect of exchange rate adjustment	(114)	(42)
Allowance at the end of the year	1,987	2,127
Novo Nordisk’s customer base is comprised of government agencies, wholesalers, retail pharmacies and other customers. Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators, as well as payment history, are taken into account in the valuation of trade receivables.
No loss allowance has been recognised on trade receivables in trade receivable programmes in 2025 and 2024. Refer to note 4.4 for more information on credit exposures and trade receivable programmes.
ACCOUNTING POLICIES
Trade receivables are initially recognised at transaction price. Subsequently, trade receivables eligible for factoring are measured at fair value with changes recognised in other comprehensive income, while the remainder of trade receivables is measured at amortised cost. The allowance for doubtful receivables is deducted from the carrying amount of trade receivables, with changes recognised in sales and distribution costs.
Management measures allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which requires the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due. Generally, invoices are due for payment within 90 days from shipment of goods. Loss allowance is calculated using an ageing factor, geographical risk and specific customer knowledge. The allowance is based on individual customer assessments, a provision matrix based on days past due and a forward looking element relating to incorporation of external country risk ratings.
Refer to note 4.4 for a general description of credit risk.
3.6 Provisions and contingent liabilities

DKK million	Provisions for legal disputes	Other provisions[2]	2025 Total	Provisions for legal disputes	Other provisions[2]	2024 Total
At the beginning of the year	4,179	3,092	7,271	3,786	1,931	5,717
Additional provisions, including increases to existing provisions	124	859	983	202	798	1,000
Additional provisions from acquisition of businesses (note 5.3) [1]	—	—	—	—	884	884
Amount used during the year	(144)	(343)	(487)	—	(191)	(191)
Adjustments regarding prior years, including unused amounts reversed during the year	(506)	(477)	(983)	(31)	(320)	(351)
Effect of exchange rate adjustment	(489)	(191)	(680)	222	(10)	212
At the end of the year	3,164	2,940	6,104	4,179	3,092	7,271
Non-current liabilities[3]	3,139	2,591	5,730	4,154	2,828	6,982
Current liabilities	25	349	374	25	264	289
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. 2. Other provisions consist of various types of provisions, including contingent payments arising from business combinations and obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities related to legal disputes, the timing of settlement cannot be determined.

Contingent liabilities
Novo Nordisk is currently involved in pending litigations, arbitrations, claims and investigations arising out of the normal conduct of its business. While provisions that
Management deems to be reasonable and appropriate have been made for probable losses, there are inherent uncertainties connected with these estimates.
Since January 2021, Novo Nordisk Inc. (“NNI”) has made a number of changes to its policy in the US related to facilitating delivery of its discounted medicines to commercial pharmacies that contract with covered entities participating in the 340B
Drug Pricing Program. Novo Nordisk’s 340B policy has been the subject of legal challenges. As a result, Novo Nordisk has only recognised revenue related to the 340B
Drug Pricing Program to the extent that in Management’s assessment it is highly probable that its inclusion will not result in a significant revenue reversal in the future.
Management’s assessment considers interpretations of applicable laws, and legal and administrative rulings, as well as attrition and experience from historical claims. As of
31 December 2025, provisions for 340B statutory discounts included in the ‘sales deductions and product returns’ amounted to USD 4.2 billion.
On 30 January 2023, the US Court of Appeals for the Third Circuit issued a ruling holding that Novo Nordisk’s drug distribution policy was consistent with the 340B statute. On 21 May 2024, the US Court of Appeals for the DC Circuit issued a ruling in a different case involving the drug distribution policies of other pharmaceutical manufacturers that similarly held that their drug distribution policies were consistent with the 340B statute. However, an appeal in another case involving the drug distribution policy of another pharmaceutical manufacturer is still pending before the
US Court of Appeals for the Seventh Circuit, and as such these cases may be subject to further discretionary appellate review before the US Supreme Court. Subsequent to the ruling by the US Court of Appeals for the Third Circuit, covered entities filed ADR petitions against the Company before the Health Resources and Services
Administration (“HRSA”) to recover alleged overcharges related to the 340B Drug
Pricing Program. On 4 December 2025, HRSA dismissed an ADR petition filed by two covered entities, the University of Washington Medical Center (“UW”) and Harborview
Medical Center (“Harborview”), stating that Novo Nordisk’s 340B policy did not result in overcharges to either covered entity, citing the ruling of the US Court of Appeals for the Third Circuit. This decision, rendered by the ADR Panel even in the absence of a ruling from the Seventh Circuit, is evidence that HRSA is applying the Third Circuit ruling as the law governing overcharge claims alleged by covered entities relating to
Novo Nordisk’s 340B policy. Neither UW nor Harborview timely sought reconsideration of the decision, which became final and effective on 20 January 2026 after the expiration of the reconsideration deadline. As a result, Novo Nordisk has determined that, as of 20 January 2026, it is highly probable that the inclusion of revenue relating to the 340B Drug Pricing Program claims that was previously constrained will not result in a significant reversal in the future. As such, the Company will in the first quarter of 2026 recognise revenue of USD 4.2 billion comprising the entire amount of provisions for 340B statutory discounts included in ‘sales deductions and product returns’.
Pending litigation against Novo Nordisk
Mosaic Health Inc. and Central Virginia Health Services, Inc. (both 340B covered entities) filed a putative class action lawsuit in Federal Court in New York against NNI,
Eli Lilly and Company, Sanofi and AstraZeneca alleging a conspiracy among the manufacturers to artificially fix prices of diabetes medications through changes to their policies relating to the distribution of 340B drugs. The lawsuit was subsequently dismissed by the District Court on 2 September 2022, yet this ruling was reversed and remanded back the District Court by the United States Court of Appeals for the Second
Circuit. Novo Nordisk does not expect this matter to have a material impact on Novo
Nordisk’s financial position, operating profit or cash flow.
Novo Nordisk is currently defending numerous lawsuits, including putative class actions, relating to the pricing of diabetes medicines in the US. The first lawsuit was filed in 2017 and in August 2023 a multi-district litigation was created in the United
States District court for the District of New Jersey. Nearly all pending matters also name Eli Lilly and Company and Sanofi as defendants, while certain matters also name
Pharmacy Benefit Managers ("PBMs") and related entities. Plaintiffs generally allege that the manufacturers and PBMs colluded to artificially inflate list prices paid by consumers for diabetes products, while offering reduced prices to PBMs through rebates used to secure formulary access. Novo Nordisk does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
In 2015, a former Novo Nordisk employee (the “Relator”) filed a qui tam lawsuit alleging Novo Nordisk provided kickbacks to patient and physicians and caused the submission of false claims to Medicare, Medicaid, Federal Employees Health Benefits
Program and private insurers in California relating to NovoSeven®. After the US
Department of Justice (”DOJ”) declined to intervene in that lawsuit, the Relator and the
Washington State Attorney General (“WAG”) proceeded with the lawsuit.  A jury trial was conducted in this matter, which resulted in a defense verdict in favor of Novo
Nordisk in November 2025.  Relator and WAG have filed an appeal to the US Court of
Appeals for the Ninth Circuit.  Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
In 2021, two former Novo Nordisk employees (the “Relators”) filed a qui tam lawsuit in the United States District Court for the District of Columbia alleging Novo Nordisk provided kickbacks to physicians and caused the submission of false claims to federal healthcare programs relating to the promotion of Ozempic® and Rybelsus® and that the Relators’ employment was wrongfully terminated.  Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
Novo Nordisk, along with Eli Lilly, are defendants in numerous product liability lawsuits (mainly in in the US) related to the use of GLP-1-based medicines. Plaintiffs have alleged that the use of these medicines, including Victoza®, Ozempic®,
Wegovy® and Rybelsus®, have caused various gastrointestinal and other injuries.
The US lawsuits are pending in various federal and state courts, with many matters having been consolidated in two multi-district litigations in the United States District
Court for the Eastern District of Pennsylvania. Novo Nordisk does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
On 13 September 2024, five former employees filed a putative class action against
NNI, the NNI Board of Directors, and the NNI Retirement Committee alleging claims for breach of fiduciary duty in connection with the management of the NNI Retirement
Plan. The complaint alleges that, from September 2018 to the present, certain conduct violated the Employee Retirement Income Security Act of 1974. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
On 24 January 2025, a class-action lawsuit was filed against Novo Nordisk A/S, former Chief Executive Officer Lars Fruergaard Jørgensen and Executive Vice
President, R&D and Chief Scientific Officer Martin Holst Lange in the United States
District Court for the District of New Jersey by a proposed class of purchasers of Novo
Nordisk ADRs between 2 November 2022 and 19 December 2024. The lawsuit relates to REDEFINE-1 and alleges that the company failed to disclose or otherwise misled investors as to the nature of the dosages provided to patients in the study and that the company misleadingly exhibited confidence in its expected 25% average weight loss outcome. Novo Nordisk does not expect the litigation to have a material impact on
Novo Nordisk’s financial position, operating profit or cash flow.
On 1 August 2025, a class-action lawsuit was filed against Novo Nordisk A/S, former
Chief Executive Officer Lars Fruergaard Jørgensen, Chief Executive Officer Maziar Mike
Doustdar, Chief Financial Officer Karsten Munk Knudsen and Executive Vice President
Dave S. Moore in the United States District Court for the District of New Jersey by
proposed class of purchasers of Novo Nordisk ADRs between 7 May 2025 and 28 July
2025. The lawsuit alleges that the company misled investors as to its potential to capitalise on the compounded market for GLP-1 medicines, understated the potential impact of the personalised exception for compounding of GLP-1 medicines and overstated the company’s ability to penetrate the GLP-1 market to achieve continued
growth. Novo Nordisk does not expect the litigation to have a material impact on Novo
Nordisk’s financial position, operating profit or cash flow.
Other provisions and contingent liabilities
In February 2023, a class action lawsuit was filed by the City of Warwick Retirement
System (”City of Warwick”) against Catalent, Inc. (”Catalent”) and co-defendants in the
United States District Court for the District of New Jersey. The lawsuit alleges that the defendants artificially inflated Catalent’s revenue and made misleading statements and omissions concerning Catalent’s quality control issues; compliance with the US
Generally Accepted Accounting Principles; and the general demand for non-vaccine products. In December 2024, Novo Nordisk acquired three Catalent fill-finish sites from Novo Holding A/S, including a portion of any potential financial liability associated with the City of Warwick lawsuit. In November 2025, Catalent settled this lawsuit for an amount fully covered through Catalent insurance policies. Final court approval of the settlement is anticipated in mid-2026.
In addition to the above, Novo Nordisk is engaged in certain litigation proceedings and various ongoing audits and investigations. In the opinion of Management, neither settlement nor continuation of such proceedings, nor such pending audits and investigations, are expected to have a material effect on Novo Nordisk’s financial position, operating profit or cash flow.
KEY ACCOUNTING ESTIMATES REGARDING ONGOING LEGAL DISPUTES,
LITIGATION AND INVESTIGATIONS
Provisions for legal disputes consist of various types of provisions linked to ongoing legal disputes. Management makes estimates regarding provisions and contingencies, including the probability of pending and potential future litigation outcomes. These are by nature dependent on inherently uncertain future events. When determining likely outcomes of litigation, etc., Management considers the input of external counsel on each case, as well as known outcomes in case law. Although Management believes that the total provisions for legal proceedings are adequate based on currently available information, there can be no assurance that there will not be any changes in facts or matters, or that any future lawsuits, claims, proceedings or investigations will not be material.
ACCOUNTING POLICIES
Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.
Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation.